Post-employment Benefits - Funded status (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Post-employment pension plans.
Unfunded status of the plan assets	$ 1,913,680	$ 2,080,651	$ 1,468,112
Pensions
Post-employment pension plans.
Unfunded status of the plan assets	1,463,805	1,724,801
Seniority Premiums
Post-employment pension plans.
Unfunded status of the plan assets	$ 449,875	$ 355,850